Fair Value Measurements - Summary of Transfers Between Level 1 and Level 2 (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
Trading securities [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy	$ 6,677	$ 872
Transfers out of Level 2 into Level 1 of fair value hierarchy	988	2,188
Financial assets at fair value through profit or loss [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy	535	17
Transfers out of Level 2 into Level 1 of fair value hierarchy	294	298
Financial assets at fair value through other comprehensive income [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy	5,342	1,643
Transfers out of Level 2 into Level 1 of fair value hierarchy	804	1,287
Securities sold but not yet purchased [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy	5,047	182
Transfers out of Level 2 into Level 1 of fair value hierarchy	$ 723	$ 2,117